Income Taxes - Reconciliation of Income Tax Benefit Computed Using the Federal Statutory Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit calculated at The Federal statutory rate	21.00%	21.00%
Fair market adjustment derivatives	0.00%	1.00%
Amortization of debt discount	(7.00%)	0.00%
Current state income tax expense (net of federal benefit)	0.00%	0.00%
Change in valuation allowance	(13.00%)	(21.00%)
Other	(1.00%)	(1.00%)
Total income tax benefit	0.00%	0.00%